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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09/30/96


Institutional Investment Manager:

RETIREMENT SYSTEM INVESTORS INC.
317 MADISON AVENUE
NEW YORK                                          NY            10017


                     SECURITIES AND EXCHANGE COMMISSION
                                FORM 13F-E

Report for the Calendar Year or Quarter Ended:   09/30/96

Institutional Investment Manager:

RETIREMENT SYSTEM INVESTORS INC.
317 MADISON AVENUE
NEW YORK, NY  10017

I represent that I am authorized to submit this Form and that all information in this Form and the attachments to it is true, correct and complete, and I understand that all required items, statements and schedules are integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

I am signing this report as required by the Securities Exchange Act of 1934.


/s/ Stephen P. Pollak                Vice President           (212) 503-0150


Place and Date of Signing:

New York, NY
November 15, 1996



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                 [RETIREMENT SYSTEM GROUP INC. Letterhead]


November 15, 1996


Securities and Exchange Commission
Office of Applications and Report Services
450 Fifth Street, N.W.
Judiciary Plaza 1
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Washington, DC 20549

Re: Retirement System Investors Inc.
    Form 13F-E

Gentlemen:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-2, attached is a Form 13F-E EDGAR filing, for the calendar quarter ending
September 30, 1996.

Very truly yours,

/s/ Stephen P. Pollak
Stephen P. Pollak
Vice President
Retirement System Investors Inc.

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Name, Title and Telephone Number of Person Submitting Report:

    STEPHEN P. POLLAK              VICE PRESIDENT               (212) 503-0150


Signature, Place and Date of Signing:

/s/ STEPHEN P. POLLAK              NEW YORK                     NY    11/15/96





























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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

ere & Company                          Com 244199105  $1,663,199     39,600  $1,663,199 Retirement System Investors Inc $1,663,199
le Food Company                        Com 256605106  $1,583,400     37,700  $1,583,400 Retirement System Investors Inc $1,583,400
esser Industries Inc                   Com 261597108  $4,179,875    140,500  $4,179,875 Retirement System Investors Inc $4,179,875
C Communications Corp                  Com 233311109  $3,482,325    138,600  $3,482,325 Retirement System Investors Inc $3,482,325
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